Changes in intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in intangible assets [Line Items]
Beginning balance	₩ 4,273,321	₩ 4,226,512
Acquisitions	163,740	124,714
Business combination	2,258	43,455
Disposals	(13,331)	(12,922)
Impairment	(1,068)	(180)
Amortization	(107,179)	(108,449)
Effects of foreign currency movements	2,393	191
Ending balance	4,320,134	4,273,321
Goodwill
Changes in intangible assets [Line Items]
Beginning balance	3,901,260	3,873,060
Acquisitions	0	0
Business combination	2,258	28,200
Disposals	0	0
Impairment	0	0
Amortization	0	0
Effects of foreign currency movements	0	0
Ending balance	3,903,518	3,901,260
Software
Changes in intangible assets [Line Items]
Beginning balance	83,829	94,261
Acquisitions	56,009	27,354
Business combination	0	0
Disposals	(334)	(21)
Impairment	0	0
Amortization	(40,792)	(38,095)
Effects of foreign currency movements	3,681	330
Ending balance	102,393	83,829
Development cost
Changes in intangible assets [Line Items]
Beginning balance	75,322	56,563
Acquisitions	38,230	40,378
Business combination	0	0
Disposals	(5,880)	0
Impairment	(706)	(206)
Amortization	(24,430)	(21,413)
Effects of foreign currency movements	0	0
Ending balance	82,536	75,322
Other
Changes in intangible assets [Line Items]
Beginning balance	212,910	202,628
Acquisitions	69,501	56,982
Business combination	0	15,255
Disposals	(7,117)	(12,901)
Impairment	(362)	26
Amortization	(41,957)	(48,941)
Effects of foreign currency movements	(1,288)	(139)
Ending balance	₩ 231,687	₩ 212,910